SCOPE OF CONSOLIDATION - Investments in Joint Operations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Peña Colorada
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation (in percent)	50.00%	50.00%